Income Taxes - Reconciliation of Unrecognized Tax Benefits - (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Total
Balance	$ 8,838	$ 8,720	$ 8,720	$ 8,477
Additions for current year tax positions	7,385	504	680	589
Additions for prior years' tax positions: Accrual of interest and penalties	95	132	178	542
Additions for prior years' tax positions: Other		25	122	342
Reductions for prior years' tax positions: Expiration of statute of limitations	(745)	(647)	(862)	(1,230)
Balance	136,896	8,703	8,838	8,720
Tax
Balance	5,903	5,748	5,748	5,433
Additions for current year tax positions	6,268	504	680	589
Additions for prior years' tax positions: Other			97	346
Reductions for prior years' tax positions: Expiration of statute of limitations	(530)	(467)	(622)	(620)
Balance	127,506	5,754	5,903	5,748
Interest and Penalties
Balance	2,935	2,972	2,972	3,044
Additions for prior years' tax positions: Accrual of interest and penalties	95	132	178	542
Additions for prior years' tax positions: Other		25	25	(4)
Reductions for prior years' tax positions: Expiration of statute of limitations	(215)	(180)	(240)	(610)
Balance	9,390	2,949	2,935	2,972
Unrecognized tax benefits
Amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate	10,900	6,600	6,600	6,500
Unrecognized tax benefits, reasonably possible to decrease within the next 12 months	106,400		700
Unrecognized interest and penalties, reasonably possible to decrease within the next 12 months	5,100		700
Net expense attributable to interest and penalties recorded	200	$ 0	0	400
Accrued interest and penalties attributable to uncertain tax positions and undisputed tax adjustments	11,600		5,000	5,000
Accrued interest and penalties attributable to unrecognized tax benefits related to uncertain tax positions	$ 9,400		$ 2,900	$ 3,000